Retirement Plans (Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits) (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	100.00%	100.00%
Assumptions used to determine net pension expense, Discount rate	4.75%	4.00%	4.75%
Assumptions used to determine net pension expense, Expected return on plan assets	7.50%	7.75%	7.75%
Assumptions used to determine net pension expense, Rate of compensation increase	3.25%	3.25%	3.00%
Assumptions used to determine benefit obligations, Discount rate	4.25%	4.75%	4.00%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.25%	3.25%	3.25%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	100.00%	100.00%
Assumptions used to determine net pension expense, Discount rate	4.20%	4.10%	5.20%
Assumptions used to determine net pension expense, Expected return on plan assets	6.60%	5.50%	5.90%
Assumptions used to determine net pension expense, Rate of compensation increase	3.20%	3.40%	3.50%
Assumptions used to determine benefit obligations, Discount rate	3.60%	4.20%	4.10%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.40%	3.20%	3.40%